UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-1528

Bruce Fund, Inc.
(Exact name of registrant as specified in charter)

Bruce Fund, Inc.                                           20 N. Wacker Drive, Suite 2414                                                          Chicago, IL   60606
(Address of principal executive offices)                                                                                                                       (Zip code)

R. Jeffrey Bruce.
Bruce and Co.
20 N. Wacker Drive, Suite 2414
Chicago, IL                                  60606
(Name and address of agent for service)

Registrant's telephone number, including area code:   312-236-9160

Date of fiscal year end:                                                      6/30

Date of reporting period:                                                   3/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

BRUCE FUND, INC.
SCHEDULE OF INVESTMENTS
March 31, 2011
(Unaudited)

COMMON STOCKS - (42.98%)

No. of Shares		Issue	Cost	Fair Value
	Automotive/Transportation (4.12%)
122,900	(a)	AMERCO	$7,210,065	$ 11,921,300

	Business Services (0.64%)
130,000	(a)	Internet Capital Group, Inc.	1,016,211	1,846,000

	Chemicals (2.98%)
640,270	(a)	Omega Protein Corp.	2,994,558	8,637,242

	Consumer Products (0.04%)
107,957	(a)	Alanco Technologies, Inc.	2,057,983	121,991

	Electric Services (4.44%)
294,849	(a)	Calpine Corp.	3,720,342	4,679,254
20,000		Integrys Energy Group, Inc.	463,954	1,010,200
80,000		NextEra Energy, Inc.	3,972,688	4,409,600
50,000		Pepco Holdings, Inc.	554,830	932,500
50,000		Unisource Energy Corp.	1,476,415	1,806,500
			10,188,229	12,838,054

	Energy/Energy Services (2.50%)
50,000	(a)	ATP Oil & Gas Corp.	1,921,122	905,500
156,919	(a)	Double Eagle Petroleum Co.	3,182,328	1,427,963
382,168	(a)	SandRidge Energy, Inc.	709,600	4,891,750
			5,813,050	7,225,213

	Guided Missiles & Space Vehicles & Parts (0.40%)
1,070,073	(a)	Astrotech Corp.	3,406,771	1,144,978

	Health Services (6.24%)
597,347		America Service Group, Inc.	6,866,334	15,315,977
934,066	(a)	Agenus, Inc.	238,508	850,000
544,747	(a)	EDAP TMS S.A. (ADR)	2,961,162	1,901,167
			10,066,004	18,067,144

	Industrial (4.43%)
1,402,692	(a)	C&D Technologies, Inc.	10,155,008	11,642,344
67,987		US Ecology, Inc.	953,114	1,185,014
			11,108,122	12,827,358

	Materials (0.92%)
318,000	(a)	Flotek Industries, Inc.	1,168,327	2,674,380

	Manufacturing (6.77%)
1,581,500		AirBoss of America Corp. (Canadian)	5,441,626	11,591,921
300,000		Titan International, Inc.	2,539,767	7,983,000
			7,981,393	19,574,921

	Mineral Exploration (1.80%)
291,255	(a)	Admiral Bay Resources, Inc.	4,153,315	75,104
280,000		Kinross Gold Corp.	2,749,745	4,410,000
199,270	(a)	Solitario Exploration & Royalty Corp. (Canadian)	347,555	715,379
			7,250,615	5,200,483

	Pharmaceutical/Drug Delivery (4.68%)
74,500		Abbott Laboratories	3,452,762	3,654,225
631,746	(a)	Durect Corp.	2,244,259	2,274,286
130,000	(a)	Elan Corp., plc (ADR)	851,573	894,400
50,000		Merck & Co., Inc.	2,130,680	1,650,500
250,000		Pfizer, Inc.	5,521,225	5,077,500
			14,200,499	13,550,911

	Property-Casualty Insurance (3.02%)
150,000		Allstate Corp. / The	4,456,505	4,767,000
211,502	(a)	GAINSCO, Inc.	5,685,629	1,374,763
45,000		RLI Corp.	2,225,358	2,594,250
			12,367,492	8,736,013

		Total Common Stocks	96,829,319	124,365,988

See accompanying notes which are an integral part of the schedule of investments.

BRUCE FUND, INC.
SCHEDULE OF INVESTMENTS - continued
March 31, 2011
(Unaudited)

CONVERTIBLE PREFERRED/PREFERRED STOCKS - (4.90%)

No. of Shares	Issue		Cost	Fair Value
	Convertible Preferred Stocks (4.18%)
10,000		AES Trust III, 6.75%	$331,030	$ 493,125
66,000	(b)	ATP Oil & Gas Preferred, 8.00%	5,112,780	6,905,250
29,200		SandRidge Energy, 8.50%	2,726,281	4,682,862
	.		8,170,091	12,081,237

	Preferred Stocks (0.72%)
80,000		AMERCO Series A, 8.50%	1,491,145	2,076,000

		Total Convertible Preferred/Preferred Stocks	9,661,236	14,157,237

BONDS - (42.75%)

Principal	Issue
	Corporate (14.04%)
	Consumer Discretionary (3.03%)
$1,500,000	(b)	Land O' Lakes Capital Trust I, 7.45% due 3-15-2028	978,284	1,365,000
6,200,000	(b)	XM Satellite Radio, Inc., 13.00% due 8-1-2013	3,008,210	7,393,500
			3,986,494	8,758,500

	Energy (5.50%)
6,000,000	(b)	ATP Oil & Gas Corp., 11.875% due 5-1-2015	4,599,838	6,330,000
2,000,000	(b)	Hercules Offshore LLC 10.50% due 10-15-2017	1,599,481	2,060,000
3,000,000		McMoRan Exploration Co., 11.875% due 11-15-2014	2,434,644	3,315,000
2,000,000	(b)	W & T Offshore, Inc., 8.25% due 6-15-2014	1,576,924	2,080,000
2,000,000		Whiting Petroleum Corp., 7.00% due 2-1-2014	1,569,985	2,140,000
			11,780,872	15,925,000

	Utilities (5.51%)
4,000,000		Constellation Energy Group, 7.60% due 4-1-2032	3,517,720	4,553,572
6,000,000		Energy XXI Gulf Coast, Inc., 10.00% due 6-15-2013	3,137,576	5,226,715
5,000,000		Mirant Americas Genr., Inc., 9.125% due 5-01-2031	3,723,088	5,187,500
1,000,000		ONEOK, Inc., 6.00% due 6-15-2035	742,160	975,852
			11,120,544	15,943,639

		Total Corporate Bonds	26,887,910	40,627,139

	Corporate Convertibles (17.30%)
	Consumer Discretionary (1.17%)
2,700,000	(c)(d)(e)	Midway Games, Inc., 6.00% due 9-30-2025	2,118,600	67,500
2,500,000	(b)	XM Satellite Radio, Inc., 7.00% due 12-1-2014	2,897,060	3,325,000
			5,015,660	3,392,500

	Energy (3.52%)
3,000,000		BPZ Resources, Inc., 6.50% due 3-1-2015	2,954,801	3,480,000
6,600,000		Endeavor International Corp., 6.00% due 1-15-2012	6,497,732	6,690,750
			9,452,533	10,170,750

	Health Care (9.91%)
1,000,000	(c)(e)	Cell Genesys, Inc., 3.125% due 11-1-2011	915,204	850,000
1,705,000	(c)(e)	Cell Genesys, Inc., 3.125% due 5-1-2013	1,483,411	984,638
5,250,000	(b)(e)	Cell Therapeutics, Inc., 5.75% due 12-15-2011	5,127,057	4,830,000
14,887,000	(c)(d)	deCODE Genetics, Inc., 3.50% due 4-15-2011	8,638,613	148,870
2,000,000	(c)(e)	EDAP TMS S.A., 9.00% due 10-30-2012	2,000,000	1,800,000
1,000,000		Human Genome Sciences, Inc., 2.25% due 10-15-2011	985,158	1,777,500
500,000		Intermune, Inc., 5.00% due 3-1-2015	435,964	1,318,125
5,000,000	(b)	Isis Pharmaceuticals, Inc., 2.625% due 2-15-2027	4,703,403	4,843,750
1,060,000		Isis Pharmaceuticals, Inc., 2.625% due 2-15-2027	1,052,760	1,026,875
9,675,000		Mankind Corp., 3.75% due 12-15-2013	6,840,702	4,922,156
3,000,000		Mankind Corp., 5.75% due 8-15-2015	4,143,705	3,170,000
1,762,892	(c)(d)(e)	Oscient Pharmaceuticals, 12.50% due 1-15-2011	3,066,152	176,289
7,000,000	(b)(c)(d)(e)	Vion Pharmaceuticals, Inc., 7.75% due 2-15-2012	5,888,911	210,000
1,920,000	(c)(d)(e)	Vion Pharmaceuticals, Inc., 7.75% due 2-15-2012	755,994	57,600
2,000,000		Viropharma, Inc., 2.00% due 3-15-2017	1,637,133	2,550,000
			47,674,167	28,665,803

	Industrials (0.97%)
1,000,000	(b)	Titan International, Inc., 5.625% due 1-15-2017	991,014	2,811,250

See accompanying notes which are an integral part of the schedule of investments.

BRUCE FUND, INC.
SCHEDULE OF INVESTMENTS - continued
March 31, 2011
(Unaudited)

BONDS - (42.75%) - continued
Principal		Issue	Cost	Fair Value
	Materials (0.99%)
$3,000,000		Flotek Industries, Inc., 5.25% due 2-15-2028	$813,474	$ 2,868,750

	Utilities (0.74%)
2,000,000		Unisource Energy Corp., 4.50% due 3-1-2035	1,970,596	2,135,000

		Total Corporate Convertible Bonds	65,917,444	50,044,053

	U.S. Government (11.40%)
30,000,000		U.S. Treasury "Strips," 0.00% due 8-15-2028	12,519,132	13,702,530
30,000,000		U.S. Treasury "Strips," 0.00% due 8-15-2029	12,545,442	13,023,120
20,000,000		U.S. Treasury "Strips," 0.00% due 2-15-2036	6,408,900	6,249,400
			31,473,474	32,975,050

	U.S. Municipal (0.01%)
1,000,000	(a)	Indianapolis Airport Authority, 6.50% due 11-15-2031	166,972	20,000

		Total Bonds	124,445,800	123,666,242

WARRANTS - (0.04%)

No. of Shares		Issue
168,000	(a) (c)(e)	EDAP, Inc., expires 10-30-2013	-	126,000
		Total Warrants	-	126,000

RIGHTS - (0.01%)

200,000	(a)(e)(f)	Calpine Corp. Escrow Retirement Rights	-	20,000
		Total Rights	-	20,000

MONEY MARKET - (8.65%)

25,012,519	(g)	Fidelity Institutional Money Market Treasury Only - Class I, 0.01%	25,012,519	25,012,519
		Total Money Market	25,012,519	25,012,519

		Total Investments (99.33%)	$ 255,948,874	$ 287,347,986

		Other assets less liabilities (0.67%)		1,966,507

		TOTAL NET ASSETS (100.00%)		$ 289,314,493

	(a)	Non-cash income producing security.
	(b)	Private Placement and restricted security under Rule 144A of the Securities Act of 1933.
	(c)	Illiquid Security.
	(d)	In default.
	(e)	This security is currently valued according to the fair value procedures approved by the Board of Directors.
	(f)	This security has no expiration date, it will convert to common stock at a future date.
	(g)	Variable rate securities; the money market rate shown represents the rate at March 31, 2011.

Tax Related
Gross unrealized appreciation		$ 92,294,843
Gross unrealized depreciation		(41,434,399)
Net unrealized appreciation		$ 50,860,444

Aggregate cost of securities for income tax purposes		$ 236,487,542

See accompanying notes which are an integral part of the schedule of investments.

BRUCE FUND, INC.
Related Footnotes to the Schedule of Investments
March 31, 2011 – (Unaudited)

Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation and Fair Value Measurements – All investments in securities are recorded at their estimated fair value.  Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.  GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, American Depositary Receipts (ADR’s), warrants, and rights, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

BRUCE FUND, INC.
Related Footnotes to the Schedule of Investments - continued
March 31, 2011 – (Unaudited)

Fixed income securities, including convertible preferred stocks, preferred stocks, U.S. government securities, municipal bonds, corporate bonds, and corporate convertible bonds, are valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

The following is a summary of the inputs used to value the Fund’s assets as of March 31, 2011:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks *	$124,365,988	$-	$-	$124,365,988

Convertible Preferred/Preferred Stocks	-	14,157,237	-	14,157,237

Corporate Bonds	-	40,627,139	-	40,627,139

Corporate Convertible Bonds	-	41,068,026	8,976,027	50,044,053
		-
U.S. Government Bonds	-	32,975,050	-	32,975,050

U.S. Municipal Bonds	-	20,000	-	20,000

Warrants	-	-	126,000	126,000

Rights	-	-	20,000	20,000

Money Market	25,012,519	-	-	25,012,519

Total	$149,378,507	$128,847,452	$9,122,027	$287,347,986
*Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any securities during the reporting period which transferred between Levels 1 and 2.

In the absence of a listed price quote, or a supplied price quote which is deemed to be unrepresentative of the actual market price, the Adviser shall use any or all of the following criteria to value Level 3 securities:

•	Last sales price
•	Price given by pricing service
•	Last quoted bid & asked price
•	Third party bid & asked price
•	Indicated opening range

BRUCE FUND, INC.
Related Footnotes to the Schedule of Investments - continued
March 31, 2011 – (Unaudited)

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for the Fund:

	Balance as of June 30, 2010	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Purchases	Sales	Transfers in and/or out of Level 3*	Balance as of March 31, 2011

Convertible Corporate Bonds	$13,983,385	$2,268,356	$(763,757)	$5,837,205	$(13,527,367)	$1,178,205	$8,976,027

Warrants	83,640	7,690	63,000	-	(28,330)	-	126,000

Rights	20,000	-	-	-	-	-	20,000

Total	$14,087,025	$2,276,046	$(700,757)	$5,837,205	$(13,555,697)	$1,178,205	$9,122,027
* The amount of transfers in and/or out are reflected at the securities' fair value on the date of the transfer.

(a) Transfers in relate primary to securities for which observable inputs became unavailable during the period. Therefore, the securities were valued at fair value by the Adviser, in conformity with guidelines adopted by and subject to review by the Board, and are categorized as Level 3 inputs as of March 31, 2011.

(a) Transfer outs relate primary to securities for which observable inputs became available during the period, and as of
March 31, 2011, the Fund was able to obtain quotes from its pricing service. These quotes represent Level 2 inputs, which is the level of the fair value hierarchy in which these securities are included as of March 31, 2011.

The total change in unrealized appreciation attributable to Level 3 investments still held at March 31, 2011 was $1,821,993 as shown below:

Total Change in Unrealized Appreciation

Convertible Corporate Bonds	$1,758,993

Warrants	63,000

Rights	-

Total	$1,821,993

BRUCE FUND, INC.
Related Footnotes to the Schedule of Investments - continued
March 31, 2011 – (Unaudited)

Restricted Securities- Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities.  Many restricted securities may be resold in the secondary market in transactions exempt from registration.  Such restricted securities may be determined to be liquid.  The Fund will not incur any registration costs upon such resale.  The Fund’s restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Trust’s Pricing Committee.  The Fund has acquired several securities, the sale of which is restricted, through private placements.   At March 31, 2011, the aggregate market value of such securities listed below amounted to $42,153,750 or 15% of the Fund’s net assets.  88% of the restricted securities valued using quoted market prices, while the other 12% are valued according to fair value procedures approved by the Board of Directors.  It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

Issuer Description	Acquisition Date	Share Amount/Principal Amount	Cost	Value
Convertible Preferred Stock
ATP Oil & Gas Preferred, 8.00%	(a)	66,000	$5,112,780	$6,905,250

Corporate Bonds
Land O' Lakes Capital Trust I, 7.45% due 3-15-2028	1/23/09	$1,500,000	978,284	1,365,000
XM Satellite Radio, Inc., 13.00% due 8-1-2013	(b)	6,200,000	3,008,210	7,393,500
ATP Oil & Gas Corp., 11.875% due 5-1-2015	1/26/11	6,000,000	4,599,838	6,330,000
Hercules Offshore LLC 10.50% due 10-15-2017	10/29/10	2,000,000	1,599,481	2,060,000
W & T Offshore, Inc., 8.25% due 6-15-2014	(c)	2,000,000	1,576,924	2,080,000

Corporate Convertible Bonds
XM Satellite Radio, Inc., 7.00% due 12-1-2014	(d)	2,500,000	2,897,060	3,325,000
Cell Therapeutics, Inc., 5.75% due 12-15-2011	(e)	5,250,000	5,127,057	4,830,000
Isis Pharmaceuticals, Inc., 2.625% due 2-15-2027	(f)	5,000,000	4,703,403	4,843,750
Vion Pharmaceuticals, Inc., 7.75% due 2-15-2012	(g)	7,000,000	5,888,911	210,000
Titan International, Inc., 5.625% due 1-15-2017	2/5/10	1,000,000	991,014	2,811,250

(a) Purchased on various dates beginning on 11/24/09
(b) Purchased on various dates beginning on 1/28/09
(c) Purchased on various dates beginning on 1/22/09
(d) Purchased on various dates beginning on 10/22/10
(e) Purchased on various dates beginning on 08/18/05
(f) Purchased on various dates beginning on 2/28/07
(g) Purchased on various dates beginning on 2/14/07

Item 2. Controls and Procedures.

(a)           Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q, disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   Bruce Fund, Inc.

By:           /s/ Robert B. Bruce
                Robert B. Bruce, President

Date:       5-18-11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /s/ Robert B. Bruce
Robert B. Bruce, President

Date:      5-18-11

By:           /s/ R. Jeffrey Bruce
R. Jeffery Bruce, Principal Accounting Officer

Date:       5-18-11